Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 21, 2021
Purchase Obligation, Fiscal Year Maturity [Abstract]
Accrual for Environmental Loss Contingencies, Gross	$ 11			$ 9
Accretion Expense, Including Asset Retirement Obligations	$ 274	$ 264
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 164